Restructuring Charges - Charges Related to the Restructuring Activities (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Severance Related Expenses			$ 6,400
Loss on disposal of long-lived assets			$ 915	$ 0	$ 0
Lease Asset Impairment	$ 900
Research and development
Restructuring Cost and Reserve [Line Items]
Loss on disposal of long-lived assets		$ 700
General and administrative
Restructuring Cost and Reserve [Line Items]
Loss on disposal of long-lived assets		200
Restructuring Activities
Restructuring Cost and Reserve [Line Items]
Severance Related Expenses		6,448
Stock-based compensation expense		993
Loss on disposal of long-lived assets		931
Lease Asset Impairment		2,580
Total Restructuring Costs		10,952
Restructuring Activities | Research and development
Restructuring Cost and Reserve [Line Items]
Severance Related Expenses		3,182
Stock-based compensation expense		123
Loss on disposal of long-lived assets		749
Lease Asset Impairment		1,405
Total Restructuring Costs		5,459
Restructuring Activities | General and administrative
Restructuring Cost and Reserve [Line Items]
Severance Related Expenses		3,266
Stock-based compensation expense		870
Loss on disposal of long-lived assets		182
Lease Asset Impairment		1,175
Total Restructuring Costs		$ 5,493